New Accounting Standards (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASU 2015-03 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance costs	$ 58,900	$ 71,854